Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Schedule of Earnings Per Share
The following table sets forth the calculation of basic and diluted weighted average shares outstanding and earnings per share for the indicated periods:

	Three Months		Six Months
	Ended June 30,		Ended June 30,
	2018	2017	2018	2017
	(In thousands, except per share data)
Net income (loss) (numerator):
Basic:
Net income (loss) attributable to common stockholders of Rosehill Resources Inc.	$9,199	$(7,157)	$7,858	$(2,743)
Diluted:
Net income (loss) attributable to common stockholders of Rosehill Resources Inc.	$9,199	$(7,157)	$7,858	$(2,743)
Add: Loss from conversion of Class B Common Stock	(20,898)	—	(33,122)	—
Net income (loss) attributable to common stockholders of Rosehill Resources Inc. - diluted	$(11,699)	$(7,157)	$(25,264)	$(2,743)

Weighted average shares (denominator):
Weighted average shares – basic	6,430	5,857	6,327	5,857
Add: Dilutive effects of Class B Common Stock	29,808	—	29,808	—
Weighted average shares – diluted	36,238	5,857	36,135	5,857
Basic loss per share	$1.43	$(1.22)	$1.24	$(0.47)
Diluted loss per share	$(0.32)	$(1.22)	$(0.70)	$(0.47)

The following table sets forth the calculation of basic and diluted weighted average shares outstanding and earnings per share for the indicated periods:

	Year Ended December 31,
	2017	2016	2015
	(In thousands, except per share data)
Net Income (Loss) (numerator):
Basic:
Net loss attributable to common stockholders of Rosehill Resources Inc.	$(8,520)	$(15,189)	$(14,820)
Diluted:
Net loss attributable to common stockholders of Rosehill Resources Inc.	$(8,520)	$(15,189)	$(14,820)
Add: Dividends on Series A convertible preferred stock (1)	—	—	—
Net loss attributable to common stockholders of Rosehill Resources Inc. - diluted	$(8,520)	$(15,189)	$(14,820)
Weighted average shares (denominator):
Weighted average shares – basic	5,945	5,857	5,857
Weighted average shares – diluted	5,945	5,857	5,857
Basic loss per share	$(1.43)	$(2.59)	$(2.53)
Diluted loss per share	$(1.43)	$(2.59)	$(2.53)

(1)	Series A Preferred Stock dividend is not added back for diluted EPS because the conversion of the Series A Preferred Stock to Class A Common Stock would be anti-dilutive.